Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,148,783)	$ (1,033,670)
Total	8,647,932	9,171,106
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	289,764	323,282
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	484,491	752,490
Furniture and leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		31,247
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	8,176,766	8,316,572
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		781,185
Office building improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 845,694